Derivatives (Gains/(Losses) on Derivatives Associated with Trust Preferred Loans) (Details) - Loan Portfolio Hedging - Hedging Instruments And Hedged Items - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses) Related to Interest Rate Derivatives	$ 280	$ 256
Trust Preferred Loans
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses) Related to Changes in Fair Value Attributable to Interest Rate Risk	$ (276)	$ (253)